Fair value (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2016 and September 30, 2016, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2016	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	2,272	31	—	2,303
Japanese local government bonds	—	79	—	79
U.S. Treasury bonds and federal agency securities	3,729	77	—	3,806
Other foreign government bonds	2,192	373	—	2,565
Agency mortgage-backed securities	995	563	—	1,558
Residential mortgage-backed securities	—	—	21	21
Commercial mortgage-backed securities	—	2	2	4
Certificates of deposit and commercial paper	—	881	—	881
Corporate bonds and other	9	1,693	720	2,422
Equity securities	758	62	21	841
Trading securities measured at net asset value(2)				617
Derivatives:
Interest rate contracts	97	11,396	29	11,522
Foreign exchange contracts	23	3,099	8	3,130
Equity-related contracts	46	95	29	170
Credit-related contracts	—	40	3	43
Other contracts	—	21	38	59
Available-for-sale securities:
Japanese government bonds	15,037	726	—	15,763
Japanese local government bonds	—	241	—	241
U.S. Treasury bonds and federal agency securities	438	—	—	438
Other foreign government bonds	352	590	—	942
Agency mortgage-backed securities	169	780	—	949
Residential mortgage-backed securities	—	87	123	210
Commercial mortgage-backed securities	—	—	187	187
Japanese corporate bonds and other debt securities	—	1,921	174	2,095
Foreign corporate bonds and other debt securities	—	739	108	847
Equity securities (marketable)	3,716	—	—	3,716
Available-for-sale securities measured at net asset value (2)				65
Other investments	—	—	42	42

Total assets measured at fair value on a recurring basis	29,833	23,496	1,505	55,516

Liabilities:
Trading securities sold, not yet purchased	2,482	148	—	2,630
Derivatives:
Interest rate contracts	98	11,168	3	11,269
Foreign exchange contracts	26	2,953	1	2,980
Equity-related contracts	60	56	24	140
Credit-related contracts	—	33	4	37
Other contracts	—	18	37	55
Long-term debt (3)	—	433	623	1,056

Total liabilities measured at fair value on a recurring basis	2,666	14,809	692	18,167

September 30, 2016	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	2,404	17	—	2,421
Japanese local government bonds	—	51	—	51
U.S. Treasury bonds and federal agency securities	2,930	96	—	3,026
Other foreign government bonds	1,697	335	—	2,032
Agency mortgage-backed securities	1,381	572	—	1,953
Residential mortgage-backed securities	—	—	17	17
Commercial mortgage-backed securities	—	2	—	2
Certificates of deposit and commercial paper	—	617	—	617
Corporate bonds and other	5	1,303	976	2,284
Equity securities	767	60	18	845
Trading securities measured at net asset value (2)				576
Derivatives:
Interest rate contracts	70	13,672	25	13,767
Foreign exchange contracts	24	3,102	7	3,133
Equity-related contracts	42	90	21	153
Credit-related contracts	—	28	3	31
Other contracts	1	8	36	45
Available-for-sale securities:
Japanese government bonds	9,624	747	—	10,371
Japanese local government bonds	—	281	—	281
U.S. Treasury bonds and federal agency securities	904	—	—	904
Other foreign government bonds	374	555	—	929
Agency mortgage-backed securities	168	744	—	912
Residential mortgage-backed securities	—	69	100	169
Commercial mortgage-backed securities	—	—	198	198
Japanese corporate bonds and other debt securities	—	1,931	176	2,107
Foreign corporate bonds and other debt securities	—	688	107	795
Equity securities (marketable)	3,552	—	—	3,552
Available-for-sale securities measured at net asset value (2)				95
Other investments	—	—	37	37

Total assets measured at fair value on a recurring basis	23,943	24,968	1,721	51,303

Liabilities:
Trading securities sold, not yet purchased	2,422	253	1	2,676
Derivatives:
Interest rate contracts	73	13,263	3	13,339
Foreign exchange contracts	19	2,710	1	2,730
Equity-related contracts	62	59	31	152
Credit-related contracts	—	29	3	32
Other contracts	—	6	35	41
Long-term debt (3)	—	939	591	1,530

Total liabilities measured at fair value on a recurring basis	2,576	17,259	665	20,500

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2016 and September 30, 2016 were ¥30 billion and ¥28 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2015 and 2016:

Six months ended September 30, 2015	April 1, 2015	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2015	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign government bonds	—	—	(2)	—		—	—	1	(1)	—	—	—	—
Residential mortgage-backed securities	29	—	(2)	—		—	—	—	—	—	(5)	24	—
Commercial mortgage-backed securities	4	—	(2)	—		—	—	—	—	—	(1)	3	—
Corporate bonds and other	639	(4	) (2)	—		8	(20)	233	(88)	—	(40)	728	(5)
Equity securities	23	(2	) (2)	—		—	—	—	(1)	—	—	20	(2)
Derivatives, net (1):
Interest rate contracts	18	(6	) (2)	—		—	—	—	—	—	6	18	(5)
Foreign exchange contracts	8	4	(2)	—		—	—	—	—	—	(4)	8	(1)
Equity-related contracts	(14)	15	(2)	—		—	—	—	—	—	—	1	12
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	1	—	—
Available-for-sale securities:
Residential mortgage-backed securities	166	—	(3)	—	(4)	—	—	—	(4)	—	(22)	140	—
Commercial mortgage-backed securities	169	—	(3)	—	(4)	—	—	56	(37)	—	(5)	183	—
Japanese corporate bonds and other debt securities	155	1	(3)	7	(4)	—	—	55	(3)	—	(23)	192	—
Foreign corporate bonds and other debt securities	85	1	(3)	(6	) (4)	23	—	37	—	—	(23)	117	—
Other investments	53	8	(3)	—		—	—	1	(19)	—	(2)	41	(7)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(1)	1	—	—	—	—
Long-term debt	587	27	(5)	—		1	(1)	—	—	160	(139)	581	27

Six months ended September 30, 2016	April 1, 2016	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2016	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	21	—	(2)	—		—	—	—	—	—	(4)	17	—
Commercial mortgage-backed securities	2	—	(2)	—		—	—	—	—	—	(2)	—	—
Corporate bonds and other	720	(53	) (2)	—		280	(2)	343	(241)	—	(71)	976	(39)
Equity securities	21	4	(2)	—		—	—	—	(7)	—	—	18	4
Derivatives, net (1):
Interest rate contracts	26	(4	) (2)	—		—	—	—	—	—	—	22	(3)
Foreign exchange contracts	7	6	(2)	—		—	—	—	—	—	(7)	6	—
Equity-related contracts	5	(13	) (2)	—		—	—	—	—	—	(2)	(10)	(19)
Credit-related contracts	(1)	1	(2)	—		—	—	—	—	—	—	—	—
Other contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	123	—	(3)	—	(4)	—	—	—	(1)	—	(22)	100	—
Commercial mortgage-backed securities	187	—	(3)	—	(4)	—	—	20	—	—	(9)	198	—
Japanese corporate bonds and other debt securities	174	—	(3)	22	(4)	—	—	1	(4)	—	(17)	176	—
Foreign corporate bonds and other debt securities	108	1	(3)	(7	) (4)	—	—	10	—	—	(5)	107	—
Other investments	42	(3	) (3)	—		—	—	11	—	—	(13)	37	(1)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		1	—	(32)	32	—	—	1	—
Long-term debt	623	9	(5)	—		—	(12)	—	—	147	(158)	591	5

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2015 and 2016.

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2016 and September 30, 2016:

March 31, 2016

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	144	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 19% 0% - 2% 100% - 100% 13bps - 180bps	7% 0% 100% 60bps

Commercial mortgage-backed securities	189	Discounted cash flow Price-based	Discount margin	6bps - 580bps	37bps

Corporate bonds and other debt securities	1,002	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	0% - 21% 0% - 2% 60% - 69% 11bps - 1,115bps 10bps - 3,850bps	19% 2% 68% 151bps 454bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation Default rate (4)	32% - 100% 0% - 63%

Foreign exchange contracts	7	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	5% - 50% 54% - 54% 0% - 63%

Equity-related contracts	5	Internal valuation model (3)	Equity – IR correlation Equity – FX correlation Equity volatility	30% - 30% 55% - 55% 10% - 40%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate Credit correlation	0% - 42% 29% - 100%

Long-term debt	623	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	32% - 100% 5% - 50% 54% - 54% 30% - 30% 55% - 55% 18% - 100% 14% - 39% 0% - 5% 28% - 100%

September 30, 2016

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	117	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 19% 0% - 2% 100% - 100% 15bps - 170bps	7% 0% 100% 59bps

Commercial mortgage-backed securities	198	Discounted cash flow Price-based	Discount margin	4bps - 184bps	30bps

Corporate bonds and other debt securities	1,259	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1)	14% - 23% 1% - 2% 60% - 69% 13bps - 1,109bps	22% 2% 68% 133bps
			Discount margin (2)	-32bps - 2,987bps	422bps

Derivatives, net:
Interest rate contracts	22	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	6	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	1% - 50% 55% - 55% 0% - 63%

Equity-related contracts	(10)	Internal valuation model (3)	Equity – IR correlation Equity – FX correlation Equity volatility	25% - 25% 55% - 55% 6% - 48%

Credit-related contracts	—	Internal valuation model (3)	Default rate Credit correlation	0% - 59% 28% - 100%

Long-term debt	591	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 1% - 50% 55% - 55% 25% - 25% 55% - 55% 18% - 100% 7% - 42% 0% - 3% 34% - 100%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
IR =	Interest rate
FX =	Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2016 and September 30, 2016:

March 31, 2016	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	197
Loans held-for-sale	13	—	7	6	14
Other investments	1	—	—	1	2
Premises and equipment—net	—	—	—	—	1
Goodwill	—	—	—	—	6

Total assets measured at fair value on a nonrecurring basis	138	—	7	131	220

September 30, 2016	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	118	—	—	118	185
Loans held-for-sale	4	—	4	—	4
Other investments	5	4	—	1	9

Total assets measured at fair value on a nonrecurring basis	127	4	4	119	198

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2016 and September 30, 2016, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	March 31, 2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	48,757	48,757	923	47,834	—
Investments	4,819	4,873	4,873	—	—
Loans, net of allowance for loan losses (Note)	77,040	78,241	—	—	78,241
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	39,908	39,908	17,223	22,685	—
Interest-bearing deposits	100,228	100,234	46,207	54,027	—
Due to trust accounts	4,467	4,467	—	4,467	—
Other short-term borrowings	2,080	2,080	—	2,080	—
Long-term debt	13,691	13,863	—	12,969	894

	September 30, 2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	56,658	56,658	942	55,716	—
Investments	4,260	4,318	4,318	—	—
Loans, net of allowance for loan losses (Note)	75,821	76,945	—	—	76,945
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	39,580	39,580	17,948	21,632	—
Interest-bearing deposits	101,793	101,803	47,587	54,216	—
Due to trust accounts	3,425	3,425	—	3,425	—
Other short-term borrowings	1,556	1,556	—	1,556	—
Long-term debt	13,709	13,865	—	12,950	915

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.